Note 7 - Derivative Financial Instruments - Summary of Non-Designated Derivative Instruments (Details) - Hot-rolled Coil Steel Contracts [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Hot-rolled coil steel contracts	$ 8,987	$ 9,522
Hot-rolled coil steel contracts	$ (8,987)	$ (9,522)